EMPLOYEE-RELATED BENEFITS - Current and Long-Term Employee-Related Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current:
Accrued payroll and withholding taxes	$ 310	$ 339
Workers’ participation and other bonuses	56	18
Other post-retirement benefit plans	6	6
Accrued severance	4	2
Employee pension benefits	3	4
Other employee-related payables	20	17
Employee-related benefits, current	399	386
Non-current:
Accrued severance	208	278
Other post-retirement benefit plans	60	78
Employee pension benefits	38	45
Other employee-related payables	36	38
Employee-related benefits, non-current	$ 342	$ 439